Earnings (Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of anti dilutive earning per share

	Years Ended
	December 31,
	2022	2021

Stock warrants	7,954,620	114,924
Stock options	3,256,383	—
Total shares excluded from calculation	11,211,003	114,924